Supplement dated July 20, 2022
to the following statutory prospectus(es):
BOA IV, BOA America's VISION Annuity, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, BOA V, NEA Valuebuilder Select, BOA FPVUL, BOA TNG (BOA Next Generation FPVUL), BOA ChoiceLife FPVUL, BOA CVUL Future, BAE Future Corporate FPVUL, Nationwide Innovator Corporate VUL, BOA The Next Generation II FPVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, NLIC Options Plus, NLIC Options Premier, Nationwide YourLife Protection VUL, Marathon Performance VUL, Nationwide YourLife Accumulation VUL, and Nationwide YourLife Survivorship VUL dated May 1, 2022
Next Generation Corporate Variable Universal Life and Future Executive VUL dated May 1, 2019
BOA America's Exclusive Annuity II dated May 1, 2016
BOA America's Income Annuity dated May 1, 2014
BOA Choice Annuity and Key Choice dated May 1, 2013
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, BOA ChoiceLife Protection Survivorship Life, and Marathon VUL – NLAIC dated May 1, 2009
Nationwide Enterprise The Best of America Annuity, BOA TruAccord Variable Annuity, BOA MSPVL, BOA MSPVL II, BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Nationwide Options Select - New York, NLIC Survivor Options Premier, NLIC Survivor Options Elite, BOA CVUL Future (Nationwide Life and Annuity Insurance Company), BOA CVUL (Nationwide Life and Annuity Insurance Company), Newport PCVUL, Nationwide Options Select – NLAIC, NLAIC Survivor Options Premier, and NLAIC Options Premier dated May 1, 2008
America's Vision Plus Annuity, America's Vision Annuity (Vision N.Y.), and BOA Exclusive dated May 1, 2004
ElitePRO LTD and ElitePRO Classic dated May 1, 2003
BOA SPVL, BOA Last Survivor FPVUL, and Multi-Flex FPVUL dated May 1, 2002
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
At a special meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on July 13, 2022, the Board approved the appointment of NS Partners Ltd ("NS Partners") as the new subadviser to the NVIT AllianzGI International Growth Fund (the "Fund"). This change is anticipated to take effect on or about July 18, 2022 (the "Effective Date").
As of the Effective Date, the statutory prospectus is amended as follows:
1. The name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I
All references to the Fund’s former name are replaced accordingly.
2. All references to Allianz Global Investors U.S. LLC are hereby deleted and replaced with NS Partners Ltd.
PROS-0668
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